SCHEDULE OF REMAINING DERIVATIVE LIABILITIES ASSOCIATED WITH OFFERINGS (Details) (Parenthetical)	Dec. 31, 2022 shares
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Shares, Issued	190.2726308